THE BERWYN FUNDS
Berwyn Fund
Berwyn Income Fund
Berwyn Cornerstone Fund

Shareholder Services	www.theberwynfunds.com
(800) 992-6757

FILED VIA EDGAR

September 13, 2007

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Berwyn Funds
File Nos. 811-01963 and 033-14604

Ladies and Gentleman:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, preliminary copies of proxy materials, including a Shareholder Letter, Notice of Special Meeting, Proxy Statement and form of Proxy, to be furnished to shareholders of the Berwyn Cornerstone Fund, a series of The Berwyn Funds, in connection with the Special Meeting of Shareholders scheduled to be held on December 7, 2007. The proxy materials are expected to be first mailed to shareholders on or about October 4, 2007.

If you have any questions or comments concerning the enclosed, please telephone the undersigned at (513) 587-3406.

Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Assistant Secretary

Distributed by Ultimus Fund Distributors, LLC	P.O. Box 46707	Cincinnati, Ohio 45246	1-800-992-6757